Discontinued Operations and Disposals - Schedule of Net Loss from Discontinued Operations (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Net Loss from Discontinued Operations [Abstract]
REAL PROPERTY RENTAL REVENUE	$ 253,839	$ 349,800	$ 1,410,259	$ 1,333,403
REAL PROPERTY OPERATING EXPENSES	(153,903)	(280,390)	(1,050,599)	(1,065,574)
REAL PROPERTY OPERATING INCOME	99,936	69,410	359,660	267,829
OTHER OPERATING EXPENSES:
Professional fees	45,617	59,364	184,544	231,837
Compensation and related benefits	20,932	31,398	121,395	122,474
Total Other Operating Expenses	66,549	90,762	305,939	354,311
INCOME (LOSS) FROM OPERATIONS	33,387	(21,352)	53,721	(86,482)
OTHER (EXPENSE) INCOME
Interest expense - amortization of debt discount and debt issuance costs		(29,807)	(84,553)	(119,228)
Interest expense - other	(136,402)	(164,500)	(711,291)	(658,000)
Other income		228	20	(80)
Total Other Expense, net	(136,402)	(194,079)	(795,824)	(777,308)
LOSS BEFORE INCOME TAXES	(103,015)	(215,431)	(742,103)	(863,790)
INCOME TAXES
NET LOSS	$ (103,015)	$ (215,431)	$ (742,103)	$ (863,790)